Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
Balance at the beginning	€ 5,005	€ 9,125	€ 7,386
Increases	(2,291)	(4,146)	1,797
Decreases	322	(10)	(1)
Others	(57)	36	(55)
Balance at the end	2,979	5,005	9,125
Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	20,199	19,840	15,941
Increases	987	732	4,076
Decreases	(1,066)	(446)	(131)
Others	(180)	73	(46)
Balance at the end	19,940	20,199	19,840
Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(15,193)	(10,714)	(8,555)
Increases	(3,278)	(4,878)	(2,280)
Decreases	1,388	435	130
Others	123	(37)	(8)
Balance at the end	(16,960)	(15,193)	(10,714)
Land | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	172	172	172
Increases		0	0
Decreases		0
Others		0
Balance at the end	172	172	172
Buildings | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	3,470	3,470	3,470
Increases		0	0
Decreases	(1)	0
Others		0
Balance at the end	3,469	3,470	3,470
Buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(3,357)	(2,286)	(2,104)
Increases	(177)	(1,070)	(182)
Decreases	169	0
Others		0
Balance at the end	(3,365)	(3,357)	(2,286)
Technical facilities, equipment and tooling | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	5,819	5,604	5,457
Increases	12	266	210
Decreases	(1,054)	(155)	(87)
Others		104	24
Balance at the end	4,777	5,819	5,604
Technical facilities, equipment and tooling | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(5,390)	(4,676)	(4,446)
Increases	(277)	(860)	(317)
Decreases	1,204	146	86
Others		0
Balance at the end	(4,462)	(5,390)	(4,676)
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	1,271	1,536	1,519
Increases	82	26	38
Decreases	(10)	(291)	(44)
Others		0	24
Balance at the end	1,343	1,271	1,536
Other property, plant and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(1,078)	(1,271)	(1,216)
Increases	(102)	(97)	(99)
Decreases	15	289	44
Others		0
Balance at the end	(1,165)	(1,078)	(1,271)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	20	115	65
Increases		20	98
Decreases		0
Others	(20)	(115)	(48)
Balance at the end	0	20	115
Right of use | Gross
Reconciliation of changes in property, plant and equipment
Balance at the beginning	9,447	8,943	5,259
Increases	893	421	3,731
Decreases		0
Others	(160)	83	(46)
Balance at the end	10,180	9,447	8,943
Right of use | Depreciation and impairment
Reconciliation of changes in property, plant and equipment
Balance at the beginning	(5,368)	(2,480)	(790)
Increases	(2,723)	(2,851)	(1,681)
Decreases		0
Others	123	(37)	(8)
Balance at the end	€ (7,968)	€ (5,368)	€ (2,480)